Note 6 - Other Assets - Schedule of Other Assets (Details) - CAD ($) $ in Thousands		Apr. 30, 2024	Oct. 31, 2023	Apr. 30, 2023
Statement Line Items [Line Items]
Accounts receivable		$ 5,921	$ 3,858	$ 3,070
Prepaid expenses and other		21,173	22,130	20,880
Property and equipment		24,172	6,536	6,833
Right-of-use assets		3,081	3,427	3,775
Deferred income tax asset		2,585	4,058	2,269
Interest rate swap (note 12)		1,052	1,517	103
Investment (note 6a)	[1]	953	953	953
Goodwill		5,754	5,754	5,754
Intangible assets		2,594	2,791	2,988
Other assets		$ 67,285	$ 51,024	$ 46,625

[1]	In February 2021, the Bank acquired an 11% investment in Canada Stablecorp Inc. (“Stablecorp”) for cash consideration of $953,000. The Bank has made an irrevocable election to designate this investment at fair value through other comprehensive income at initial recognition and any future changes in the fair value of the investment will be recognized in other comprehensive income (loss). Amounts recorded in other comprehensive income (loss) will not be reclassified to profit and loss at a later date.